Inventories - Disclosure of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Raw materials	$ 33,136	$ 76,740
Semi-finished goods	3,559	4,443
Merchandise	16,414	33,518
Inventories	$ 53,109	$ 114,701